December 3, 2021

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sprott Funds Trust

Dear Sir/Madam:

On behalf of Sprott Funds Trust (the “Trust”), a registered investment company, we hereby submit, via electronic filing, a prospectus/proxy statement under the Securities Act of 1933, as amended, on Form N-14. The prospectus/proxy statement is filed in connection with the planned reorganization of the North Shore Global Uranium Mining ETF, a series of Exchange Traded Concepts Trust, into the Sprott Uranium Miners ETF, a series of the Trust.

If you have any questions concerning this filing, please contact Bibb L. Strench at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench
Bibb L. Strench